Note 6 - Disclosures to the Statement of Income and Loss - Reconciliation of Effective Income Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Note 6 - Disclosures to the Statement of Income and Loss - Reconciliation of Effective Income Tax (Details)
Income (loss) before tax for the period	€ (63,935)	€ (56,032)	€ (9,971)
Expected income tax (income (-)/expense (+) at a tax rate of 32.98%	(21,086)	(18,479)	(3,288)
Changes in unrecognized tax losses	20,061	8,254	3,164
Changes in deferred taxes on timing differences	1,261	690	199
MCN non-tax-deductible expenses	753	0	0
CSOP non-tax-deductible expenses	626	10,606	0
Tax-deductible transaction costs	(937)	(723)	(36)
Non-tax-deductible expenses	37	9	27
Other	(715)	(357)	(66)
Effective income tax income for the period	€ 0	€ 0	€ 0